EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.08 Schedule 5

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
2075307			Application Date	XXXXXX	XXXXXX	verified with initial application